Schedule of Investments (unaudited) June 30, 2020	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
AGL Energy Ltd.	62,929	$738,719
APA Group	119,007	911,951

		1,650,670

Canada — 3.5%
Algonquin Power & Utilities Corp.	53,729	692,323
Brookfield Infrastructure Partners LP(a)	29,726	1,219,377
Emera Inc.	24,356	955,285
Fortis Inc.	46,390	1,758,528

		4,625,513

Chile — 0.6%
Enel Americas SA, ADR(b)	75,600	567,756
Enel Chile SA, ADR(b)	57,562	217,009

		784,765

Denmark — 1.4%
Orsted A/S(c)	16,694	1,925,510

Finland — 0.6%
Fortum OYJ	43,325	822,605

France — 3.3%
Electricite de France SA	46,707	430,688
Engie SA(a)	184,201	2,275,739
Suez SA	42,191	494,482
Veolia Environnement SA	55,831	1,255,386

		4,456,295

Germany — 3.4%
E.ON SE	218,803	2,461,172
RWE AG	57,712	2,016,527

		4,477,699

Hong Kong — 2.5%
CLP Holdings Ltd.	176,000	1,725,835
Hong Kong & China Gas Co. Ltd.(b)	1,033,159	1,599,637

		3,325,472

Italy — 6.5%
Enel SpA	768,237	6,624,927
Snam SpA	216,240	1,052,599
Terna Rete Elettrica Nazionale SpA	139,402	957,891

		8,635,417

Japan — 2.9%
Chubu Electric Power Co. Inc.	71,800	899,788
Kansai Electric Power Co. Inc. (The)	82,100	795,240
Kyushu Electric Power Co. Inc.	48,300	405,167
Osaka Gas Co. Ltd.	41,400	816,603
Tokyo Gas Co. Ltd.	39,000	932,660

		3,849,458

Mexico — 0.1%
Infraestructura Energetica Nova SAB de CV	58,603	168,223

Portugal — 0.9%
EDP — Energias de Portugal SA	257,056	1,227,028

Spain — 7.4%
Enagas SA	25,739	628,765
Endesa SA	31,613	778,650
Iberdrola SA	603,168	6,991,265
Naturgy Energy Group SA	33,654	626,132

Security	Shares	Value

Spain (continued)
Red Electrica Corp. SA	44,022	$821,006

		9,845,818

United Kingdom — 6.1%
Centrica PLC	593,660	282,701
National Grid PLC	373,905	4,570,077
Severn Trent PLC	23,904	732,192
SSE PLC	104,140	1,755,777
United Utilities Group PLC	68,445	769,762

		8,110,509

United States — 58.8%
AES Corp. (The)	66,955	970,178
Alliant Energy Corp.	24,835	1,188,106
Ameren Corp.	24,574	1,729,027
American Electric Power Co. Inc.	49,325	3,928,243
American Water Works Co. Inc.	17,965	2,311,377
Atmos Energy Corp.	12,175	1,212,387
CenterPoint Energy Inc.	54,815	1,023,396
CMS Energy Corp.	28,490	1,664,386
Consolidated Edison Inc.	33,251	2,391,744
Dominion Energy Inc.	83,528	6,780,803
DTE Energy Co.	19,172	2,060,990
Duke Energy Corp.	73,215	5,849,146
Edison International	37,616	2,042,925
Entergy Corp.	19,995	1,875,731
Evergy Inc.	22,568	1,338,057
Eversource Energy	33,488	2,788,546
Exelon Corp.	96,980	3,519,404
FirstEnergy Corp.	54,089	2,097,571
NextEra Energy Inc.	48,744	11,706,847
NiSource Inc.	38,303	871,010
NRG Energy Inc.	24,775	806,674
Pinnacle West Capital Corp.	11,287	827,224
PPL Corp.	76,512	1,977,070
Public Service Enterprise Group Inc.	50,324	2,473,928
Sempra Energy	29,214	3,424,757
Southern Co. (The)	105,098	5,449,331
WEC Energy Group Inc.	31,398	2,752,035
Xcel Energy Inc.	52,360	3,272,500

		78,333,393

Total Common Stocks — 99.2% (Cost: $166,479,737)		132,238,375

Preferred Stocks

Brazil — 0.1%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	100,276	205,566

Total Preferred Stocks — 0.1% (Cost: $496,226)		205,566

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(d)(e)(f)	1,784,568	1,786,888

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(d)(e)	168,000	$168,000

		1,954,888

Total Short-Term Investments — 1.5% (Cost: $1,954,894)		1,954,888

Total Investments in Securities — 100.8% (Cost: $168,930,857)		134,398,829

Other Assets, Less Liabilities — (0.8)%		(1,069,972)

Net Assets — 100.0%		$133,328,857

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,776,311	(1,991,743)	1,784,568	$1,786,888	$2,272	(b)	$2,839		$(1,394)
BlackRock Cash Funds: Treasury, SL Agency Shares	268,000	(100,000)	168,000	168,000	147		—		—

				$1,954,888	$2,419		$2,839		$(1,394)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	2	07/17/20	$162	$(2,021)
S&P Select Sector Utilities E-Mini Index	14	09/18/20	795	(25,419)

				$(27,440)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Utilities ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$132,238,375	$—	$—	$132,238,375
Preferred Stocks	205,566	—	—	205,566
Money Market Funds	1,954,888	—	—	1,954,888

	$134,398,829	$—	$—	$134,398,829

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(27,440)	$—	$—	$(27,440)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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